Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) ₩ in Millions, $ in Millions	Jan. 16, 2026 USD ($)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates		₩ 1,844,618	₩ 1,632,386
Investments in joint ventures		3,135,535	3,106,407
Investments in associates and joint ventures	$ 582	₩ 4,980,153	₩ 4,738,793	₩ 5,020,264